General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
General and Administrative Expenses [Abstract]
Professional fees	$ 123,178	$ 367,938
Wages and benefits	4,061,286	1,111,659
Director fees	52,449	56,067
Travelling expenses	2,122	6,456
Depreciation of property and equipment	5,628	1,596
Depreciation of right of use assets	86,377	72,056
Meals and entertainment	37,052	39,020
Office expenses	42,625	69,271
Insurance costs	45,218	88,232
Share-based compensation	1,382,956
Consultancy fee	213,236
Other	245,867	270,017
Total	$ 6,297,994	$ 2,082,312